Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 35,442	$ 24,285
Short-term investments	58,446	64,762
Accounts receivable:
Trade	31,279	32,406
Other	4,654	5,259
Inventories	22,591	22,921
Advances to suppliers	1,349	1,207
Deferred tax assets	2,646	1,538
Other current assets	2,689	1,373
Total current assets	159,096	153,751
Other long term assets	924	1,266
Assets held for employees' severance payments	7,974	6,854
Long-term investments	30,188	16,003
Non-current inventory	6,150	4,926
Fixed assets, less accumulated depreciation	12,335	12,301
Intangible assets, less accumulated amortization	30,705	29,075
Goodwill	26,942	24,089
Total Assets	274,314	248,265
Current liabilities
Current installments of obligation under capital lease	38	139
Accounts payable:
Trade	8,756	8,081
Other	27,091	28,397
Deferred income	929	521
Total current liabilities	36,814	37,138
Long-term liabilities
Obligation under capital lease, net	78	120
Liability in respect of employees' severance payments	8,761	7,720
Contingent consideration in respect of business combination	1,038
Deferred tax liabilities	4,675	5,362
Total long-term liabilities	14,552	13,202
Total liabilities	51,366	50,340
Commitments and contingencies
Shareholders' equity
Ordinary Shares, NIS 0.05 par value each (90,000,000 shares authorized as of December 31, 2012 and 2011, 31,080,876 and 30,448,838 shares issued and fully paid as of December 31, 2012 and 2011, respectively)	367	359
Additional paid-in capital	219,103	208,838
Capital reserve	1,591	2,051
Accumulated other comprehensive income (loss)	266	(885)
Retained earnings (accumulated deficit)	1,621	(12,729)
Total shareholders' equity	222,948	197,634
Non-controlling interests		291
Total equity	222,948	197,925
Total liabilities and equity	$ 274,314	$ 248,265